ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Oct. 16, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for bad debt		$ 755,472	$ 90,077
Allowance for doubtful accounts	26,272	23,982
Allowance for doubtful accounts written off	0	$ 856,383
Subsequent Event [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable related parties				$ 404,504
Linshuiand Dogness Newwork [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable related parties	$ 515,193
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	95.00%
Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable related parties	$ 2,300,000
Third Party Customers [Member] | RMB [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable related parties	$ 14,700,000